EV CLASSIC SPECIAL EQUITIES FUND

              Supplement to Prospectus
                  dated May 1, 1996

         Edward E. Smiley, Jr. has joined Eaton Vance Management as the portfolio manager of Special Investment Portfolio as well as a Vice President of Eaton Vance Management and Boston Management and Research. The following replaces the fourth paragraph under "Management of the Fund and the Portfolio" on page 7:
         Edward E. Smiley, Jr. became the portfolio manager of the Portfolio as well as a Vice
         President of Eaton Vance and BMR on
         November 1, 1996.  Prior to joining Eaton
         Vance, Mr. Smiley was a Senior Product
         Manager, Equity Management for TradeStreet
         Investment Associates, Inc., a
         wholly-owned subsidiary of NationsBank.

November 1, 1996                             C-SEPS

                 EV MARATHON SPECIAL
                    EQUITIES FUND

                   EV TRADITIONAL
                SPECIAL EQUITIES FUND

             Supplement to Prospectuses
                  dated May 1, 1996

         Edward E. Smiley, Jr. has joined Eaton Vance Management as the portfolio manager of Special Investment Portfolio as well as a Vice President of Eaton Vance Management and Boston Management and Research. The following replaces the fourth paragraph under "Management of the Fund and the Portfolio" on page 7:

         Edward E. Smiley, Jr. became the portfolio manager of the Portfolio as well as a Vice
         President of Eaton Vance and BMR on
         November 1, 1996.  Prior to joining Eaton
         Vance, Mr. Smiley was a Senior Product
         Manager, Equity Management for TradeStreet
         Investment Associates, Inc., a
         wholly-owned subsidiary of NationsBank.

November 1, 1996                        SEPS